Cover - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 27, 2026
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42288
Entity Registrant Name	Cuprina Holdings (Cayman) Limited
Entity Central Index Key	0001995704
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Blk 1090
Entity Address, Address Line Two	Lower Delta Road #06-08
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	169201
Title of 12(b) Security	Class A Ordinary shares, par value US$0.001 per share
Trading Symbol	CUPR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding			7,365,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6743	6651
Auditor Name	J&S Associate PLT	Kreit & Chiu CPA LLP
Auditor Location	Kuala Lumpur, Malaysia	Los Angeles, California
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheet of Cuprina Holdings (Cayman) Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2025, the related consolidated statements of operations and comprehensive loss, changes in shareholders’ deficit, and cash flows for the year ended December 31, 2025, and the related notes (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Cuprina Holdings (Cayman) Limited as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Blk 1090
Entity Address, Address Line Two	Lower Delta Road #06-08
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	169201
City Area Code	65
Local Phone Number	8512 7275
Contact Personnel Name	David Quek Yong Qi